Capital management and solvency	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Capital management and solvency
43 Capital management and solvency
Strategic importance
Aegon’s approach towards capital management plays a vital role in supporting the execution of its strategy. The key capital management priority is to ensure adequate capitalization to cover Aegon’s obligations towards its policyholders and debtholders while providing sustainable dividends to shareholders. This priority is accomplished by allocating capital to products that offer high growth and return prospects. Furthermore, a priority for capital management for several years has been to shift the product portfolio from focusing mostly on capital intensive spread business to diversifying the portfolio to include more capital light fee business.

Management of capital
Disciplined risk and capital management support Aegon’s decisions in deploying the capital that is generated in the Company’s businesses and that is provided for by investors. Aegon balances the funding of new business growth with the funding required to ensure that its obligations towards policyholders and debtholders are always adequately met, and providing for a sustainable dividend to shareholders.
Aegon’s goal for both its operating units and for the Aegon group as a whole is to maintain a strong financial position and to be able to sustain losses from extreme business and market conditions. The company’s overall capital management strategy is based on adequate solvency capital, capital quality, and the use of leverage.
Aegon’s ERM framework ensures that the Aegon Group and its operating companies are adequately capitalized and that obligations towards policyholders are always adequately met. Firmly embedded in this larger framework, Aegon’s capital management framework builds on a set of key pillars: the use of internal target capital management zones, an internal target range for the use of gross financial leverage and, supported by robust risk and capital monitoring processes that timely trigger and escalate interventions if needed to ensure that capital is always being managed towards these internal target ranges, and is prevented from falling below the regulatory minimum capital requirements.
Capital adequacy
The capitalization of the Aegon Group and its operating units is managed in relation to the most stringent of local regulatory requirements, rating agency requirements and/or self-imposed criteria. Aegon manages its Solvency II capital in relation to the required capital. Under Aegon’s capital management framework the own funds are managed such that the Group Solvency II ratio remains within the target range of 150% - 200% even in an adverse event. The Solvency contribution of Aegon US insurance entities under Deduction & Aggregation (D&A) involves converting 150% Risk-Based Capital Company Action Level into Solvency Capital Requirement (SCR) and reducing own funds by a 100% RBC Company Action Level requirement to reflect transferability restrictions. The methodology is subject to annual review.
Minimum solvency requirements
Insurance laws and regulations in local regulatory jurisdictions often contain minimum regulatory capital requirements. For insurance companies in the European Union, Solvency II formally defines a lower capital requirement, being the Minimum Capital Requirement (MCR). An irreparable breach of the MCR would lead to a withdrawal of the Company’s insurance license. Similarly, for the US insurance entities the withdrawal of the insurance license is triggered by a breach of the 100% Authorized Control Level (ACL), which is set at 50% of the Company Action Level (CAL).
With the introduction of Solvency II for EEA countries, Aegon views the higher capital requirement, 100% of the SCR, as the level around which EU supervisors will formally require management to provide regulatory recovery plans. For the US insurance entities this is viewed at 100% Company Action Level (CAL).
During 2019, the Aegon Group and the regulated entities within the Aegon Group that are subject to regulatory capital requirements on a solo-level continued to comply with such requirements, except for Aegon España, S.A.U. de Seguros y Reaseguros (Aegon Spain). Aegon Spain used to apply a transitional arrangement related to its technical provisions and applied the Solvency II matching adjustment. At the instruction of the Spanish Insurance Regulator (DGSFP), Aegon Spain no longer applies the matching adjustment and the transitional arrangements. As a consequence of this, the Solvency II ratio of Aegon Spain dropped below the 100% and Aegon Group contributed with a capital injection in Aegon Spain to restore the Solvency II position.
Capital quality
Aegon’s capital consists of 3 Tiers as an indication of its quality, with Tier 1 capital ranking highest. It is to be noted that the Group own funds do not include any contingent liability potentially arising from unit-linked products sold, issued or advised on by Aegon in the Netherlands in the past as the potential liability cannot be reliably quantified at this point. Further, the available own funds is an estimate, has not been filed with the regulator and is subject to supervisory review.

The below table provides the composition of Aegon’s available own funds across Tiers:

Available own funds	December 31, 2019 Available own funds	December 31, 2018 Available own funds
Unrestricted Tier 1	12,724	12,204
Restricted Tier 1	2,614	3,406
Tier 2	2,370	1,487
Tier 3	762	505
Total available own funds	18,470	17,602
As at December 31, 2019, Tier 1 capital accounted for 83% of own funds (2018: 89%), including EUR 1,617 million of junior perpetual capital securities (2018: EUR 2,931 million) and EUR 479 million of perpetual cumulative subordinated bonds (2018: EUR 476 million) which are both classified as grandfathered restricted Tier 1 capital. In addition, Aegon issued EUR 500 million perpetual contingent convertible security in 2019, which is Solvency II compliant capital contributing EUR 518 million to restricted Tier 1 capital.
The decrease in Tier 1 capital is mainly due to the redemptions of USD 1 billion perpetual capital securities issued in 2005, partly offset by the issuance of perpetual contingent convertible security during 2019.
As at December 31, 2019, Tier 2 capital accounted for 13% of own funds (2018: 8%), including USD 925 million subordinated notes issued by Aegon Funding Corporate LLC (AFC) during 2019 contributing EUR 823 million to Tier 2 capital, EUR 773 million of subordinated liabilities which are classified as Solvency II compliant Tier 2 capital (2018: EUR 716 million), EUR 774 million of fixed floating subordinated notes (2018: EUR 771 million) which are classified as grandfathered Tier 2 capital. Changes in Tier 2 capital compared to previous year is mainly related to the issuance of subordinated notes by AFC.
The grandfathered restricted Tier 1 and Tier 2 capital instruments are grandfathered such that they are considered as capital under the Solvency II framework for up to 10 years. For the terms and conditions of these grandfathered instruments refer to note 31 Other equity instruments and note 32 Subordinated borrowings.
It is to be noted that the difference between the amounts mentioned above for junior perpetual capital securities and perpetual cumulative subordinated bonds, and those in note 31 Other equity instruments and note 32 Subordinated borrowings, stem from valuation differences between Solvency II (market value) and IFRS rules (refer to related accounting policies in note 2, paragraphs 2.17 and 2.18).
Tier 3 capital as of December 31, 2019 is comprised of deferred tax assets balances related to Solvency II entities.
IFRS equity compares to Solvency II own funds as follows:

	December 31, 2019	December 31, 2018
Shareholders’ Equity	21,850	19,200
IFRS adjustments for Other Equity instruments and non controlling interests	2,591	3,342
Group Equity	24,441	22,542
Solvency II revaluations & reclassifications	(7,607)	(6,593)
Transferability restrictions 1)	(1,973)	(1,884)
Excess of Assets over Liabilities	14,861	14,065
Availability adjustments	4,446	4,326
Fungibility adjustments 2)	(838)	(789)
Available own funds	18,470	17,602
1	This includes the transferability restriction related to the RBC CAL conversion methodology.
2	Amongst others, this contains the exclusion of Aegon Bank.

The Solvency II revaluations and reclassification of EUR 7,607 million negative (2018: EUR 6,593 million negative) stem from the difference in valuation between IFRS and Solvency II frameworks. The change in Solvency II revaluations per December 31, 2019 compared to December 31, 2018 is mainly driven by lower interest rates during 2019, increasing the revaluation reserves in Aegon US. The Solvency II revaluations and reclassification can be grouped into four categories:
◆	Items that are not recognized under Solvency II. The most relevant examples of this category for Aegon include Goodwill, DPAC and other intangible assets (EUR 1,932 million negative, 2018: EUR 2,024 million negative);
◆	Items that have a different valuation treatment between IFRS and Solvency II. Solvency II is a market consistent framework hence all assets and liabilities are to be presented at fair value while IFRS also includes other valuation treatments in addition to fair value. The most relevant examples of this category for Aegon Group include Loans and Mortgages, Reinsurance Recoverables and Technical provisions. The revaluation difference stemming from this category amounted to EUR 3,360 million positive (2018: EUR 2,789 million positive) compared to the IFRS Statement of Financial Position;
◆	The Net Asset Value of subsidiaries that are included under the Deduction & Aggregation method (on provisional equivalence or Standard Formula basis) in the Group Solvency II results. The revaluation difference stemming from this category amounted to EUR 5,663 million negative (2018: EUR 4,095 million negative) compared to the IFRS Statement of Financial Position, which is mainly driven by lower interest rates during 2019;
◆	Reclassification of subordinated liabilities of EUR 3,372 million negative (2018: EUR 3,262 negative). The movement of subordinated liabilities mainly stem from the redemption of perpetual capital securities, the issuance Restricted Tier 1 perpetual contingent convertible securities, and the issuance of Tier 2 subordinated notes during 2019.

The transferability restrictions reflect the restrictions on US Life Companies DTA and capping of Tier 1 unrestricted own funds as a consequence of the RBC CAL conversion methodology as described above.
The availability adjustments are changes to the availability of own funds of Aegon Group in accordance with Solvency II requirements. Examples include the adjustments for subordinated liabilities, ring-fenced fund, treasury shares and foreseeable dividend.
Finally, the fungibility restrictions limit the availability of own funds on Aegon Group level as prescribed by Supervisory Authorities. These limitations refer to charitable trusts in the Americas for which the local Supervisory Authority could limit the upstream of capital to the Group and Aegon Bank which is under a different regulatory regime but under the same Supervisory Authority and therefore excluded for Solvency II purposes.
Capital leverage
Aegon’s total capitalization reflects the capital employed in the business units and consists of shareholders’ capital and total gross financial leverage. Aegon’s gross financial leverage ratio is calculated by dividing total financial leverage by total capitalization. Aegon aims to keep total gross financial leverage within a range of 26% to 30% of total capitalization as measured by the gross financial leverage ratio, and a fixed charge coverage in the range of
6-8x
the interest payments on financial leverage.
Aegon defines total financial leverage as debt or debt-like funding issued for general corporate purposes and for capitalizing Aegon’s business units. Total financial leverage includes hybrid instruments, in addition to both subordinated and senior debt. Aegon’s total capitalization comprises the following components:
◆	Shareholders’ equity excluding revaluation reserves based on IFRS;
◆	Non-controlling interests and Long Term Incentive Plans not yet vested; and
◆	Total financial leverage.

The following table shows the composition of Aegon’s total capitalization, the calculation of the gross financial leverage ratio and its fixed charge coverage:

	Note	2019	2018
Total shareholders’ equity - based on IFRS as adopted by the EU	2	22,457	19,518

Non-controlling interests and Long Term Incentive Plans not yet vested	31, SOFP 2)	73	80

Revaluation reserves	30	(5,868)	(3,436)

Adjusted shareholders’ equity		16,662	16,162
Perpetual contingent convertible securities	31	500	-

Junior perpetual capital securities	31	1,564	2,808

Perpetual cumulative subordinated bonds	31	454	454

Fixed floating subordinated notes	32	1,404	1,389

Fixed subordinated notes	32	804	-

Trust pass-through securities	33	136	133

Currency revaluation other equity instruments 1)		54	110

Hybrid leverage		4,916	4,895

Senior debt 3)	37	1,738	1,774

Senior leverage		1,738	1,774

Total gross financial leverage		6,653	6,669

Total capitalization		23,316	22,831

Gross financial leverage ratio 4)		28.5%	29.2%

Fixed Charge Coverage		7.7x	8.2x

1	Other equity instruments that are denominated in foreign currencies are, for purpose of calculating hybrid leverage, revalued to the period-end exchange rate.
2	Non-controlling interests are disclosed in the statement of financial position.
3	Senior debt for the gross financial leverage calculation also contains swaps for an amount of EUR (7) million (2018: EUR (1) million).
4
To align closer to definitions used by peers and rating agencies, Aegon has retrospectively changed the definition of adjusted shareholders’ equity used in calculating the gross financial leverage ratio. Shareholders’ equity will no longer be adjusted for the remeasurement of defined benefit plans. All figures, including comparatives, are based on the new definition, unless stated otherwise.

Aegon N.V. is subject to legal restrictions with regard to the amount of dividends it can pay to its shareholders. Under Dutch law, the amount that is available to pay dividends consists of total shareholders’ equity less the issued and outstanding capital and the reserves required by law. The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the revaluation reserves, cannot be freely distributed. In case of negative balances for individual reserves legally to be retained, no distributions can be made out of retained earnings to the level of these negative amounts. Total distributable items under Dutch law amounted to EUR 13,569 million as at December 31, 2019 (2018: EUR 13,307 million). The following table shows the composition of the total distributable items:

Distributable items 1)	2019	2018

Equity attributable to shareholders based on IFRS as adopted by the EU	22,457	19,518

Non-distributable items:

Share capital	(323)	(322)

Legal reserves 2)	(8,565)	(5,890)
At December 31	13,569	13,307
1	Distributable items under Dutch law; note that Solvency II ratios also possibly restricts the distribution of dividends.
2	The legal reserves in respect of the foreign currency translation reserve (FCTR), group companies and the positive revaluations in the revaluation reserves, cannot be freely distributed.
The ability of Aegon’s subsidiaries, principally insurance companies, to pay dividends to the holding company is constrained by the requirement for these subsidiaries to remain adequately capitalized to the levels set by local insurance regulations and governed by local insurance supervisory authorities. Based on the capitalization level of the local subsidiary, local insurance supervisors are able to restrict and/or prohibit the transfer of dividends to the holding company. In addition, the ability of subsidiaries to pay dividends to the holding company can be constrained by the requirement for these subsidiaries to hold sufficient shareholders’ equity as determined by law. The capitalization level and shareholders’ equity of the subsidiaries can be impacted by various factors (e.g. general economic conditions, capital market risks, underwriting risk factors, changes in government regulations, and legal and arbitrational proceedings). To mitigate the impact of such factors on the ability to pay dividends, the subsidiaries hold additional capital in excess of the levels required by local insurance regulations, as reflected in Aegon’s target capitalization ranges.